Cover	Nov. 09, 2026
Cover [Abstract]
Entity Registrant Name	COSMOS HEALTH INC.
Entity Central Index Key	0001474167
Document Type	8-K/A
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Nov. 09, 2026
Entity File Number	000-54436
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-0611758
Entity Address Address Line 1	5 Agiou Georgiou
Entity Address Address Line 2	Pilea
Entity Address City Or Town	Thessaloniki
Entity Address Country	GR
Entity Address Postal Zip Code	55438
City Area Code	312
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	865-0026
Security 12b Title	Common Stock, $.001 par value
Trading Symbol	COSM
Security Exchange Name	NASDAQ
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K (the “Original Report”), initially filed by Cosmos Health Inc. (the “Company”) with the Securities and Exchange Commission earlier today on November 10, 2026. This Amendment is being filed solely to correct a clerical error in Item 5.03. In the second paragraph of the section titled “Amendments to Articles of Incorporation or Bylaws; Change in Fiscal Year,” certain dates were corrected. The Reverse Stock Split will be effective on November 13, 2026, and the Certificate of Amendment will be effective on November 12, 2026. Except as set forth in this Amendment, no other modifications have been made to the Original Report, but for ease of reference, this Amendment restates in its entirety the Current Report, as amended.